OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2021
OPERATING LEASES
Schedule of operating lease related assets and liabilities

	As of	As of
	December 31,	December 31,
	2020	2021
	US$	US$

Right-of-use assets	1,429	6,553
Impairment of right-of-use assets	—	(387)
Right-of-use assets, net	1,429	6,166

Operating lease liabilities - current	569	2,213
Operating lease liabilities – non-current	890	4,569
Total operating lease liabilities	1,459	6,782

Summary of maturity of operating lease liabilities

US$

2022	2,230
2023	1,775
2024	1,188
2025	1,188
2026	891
Total	7,272
Less: imputed interest	(490)
Present value of lease liabilities	6,782